CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH

4.           CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH

A reconciliation of cash and cash equivalents, and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	As of December 31,
	2019	2020
Cash and cash equivalents	68,728	53,454
Restricted cash	710	1,127
Cash and cash equivalents, and restricted cash	69,438	54,581